Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2015 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2015 Fund
Bar Chart Table:
Annual Return 2019	16.60%
Annual Return 2020	11.96%
Annual Return 2021	6.90%
Annual Return 2022	(15.15%)
Annual Return 2023	11.25%